Shareholders' Equity and Equity Incentive Plan - Share-based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share-based compensation	$ 84,531	$ 46,966	$ 5,509
Research and development
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share-based compensation	10,411	7,696	1,741
Sales and marketing
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share-based compensation	13,576	4,934	459
General and administrative
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share-based compensation	$ 60,544	$ 34,336	$ 3,309